Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Pension plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year		$ 415
Excess (deficit) of fair value of assets over benefit obligation at end of year		369	$ 470
Effect of asset limitation and minimum funding requirement		(208)	(55)
End of year		161	415
Pension plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year		7,669	7,630
Current service cost		205	218
Net interest expense (income)		456	428
Employee contributions		27	26
Benefits paid		(404)	(406)
Past service cost			(1)
Settlements		(2)
Foreign exchange		(19)	52
Actuarial (loss) gain on benefit obligation		959	(278)
End of year		8,891	7,669
Pension plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year		8,139	8,309
Net interest expense (income)		494	480
Actual return on assets (net of administrative expenses)		955	(351)
Employer contributions		62	59
Employee contributions		27	26
Benefits paid		(404)	(406)
Administrative expenses		(13)	(12)
Settlements		(3)
Foreign exchange		3	34
End of year		9,260	8,139
Pension plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year		415
Excess (deficit) of fair value of assets over benefit obligation at end of year		369	470
Effect of asset limitation and minimum funding requirement	[1]	(208)	(55)
End of year		161	415
Pension plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Beginning of year		936
End of year		684	936
Pension plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year		(521)
End of year		(523)	(521)
Pension plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost		205	218
Net interest expense (income)		(32)	(33)
Administrative expenses		12	13
Past service cost			(1)
Amount of settlement (gain) loss recognized		1
Benefit expense (income) recorded in the Consolidated Statement of Income (A)		186	197
Defined contribution benefit expense (B)		183	158
Pension plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits		(150)	66
(Return) on plan assets in excess of interest income on fair value of assets		955	(351)
Actuarial (loss) gain on benefit obligation		(959)	278
Change in the asset limitation		(146)	139
Total benefit cost (A + B - C)		519	289
Pension plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)		(1,436)	(117)
Actuarial gains and (losses) from changes in demographic assumptions		7	(40)
Actuarial gains and (losses) from changes in financial assumptions		(952)	406
Actuarial gains and (losses) from changes in experience		(14)	(88)
In Scotiabank securities (stock, bonds)		67	57
In property occupied by Scotiabank		4	4
Pension plans [member] | Effect of asset ceiling [member]
Disclosure of defined benefit plans [line items]
Beginning of year		55	176
Net interest expense (income)		6	19
Remeasurement of other long-term benefits		146	(139)
Foreign exchange		1	(1)
End of year		208	55
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year		(1,001)
Excess (deficit) of fair value of assets over benefit obligation at end of year		(1,063)	(1,001)
End of year		(1,063)	(1,001)
Other benefit plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year		1,114	1,123
Current service cost		20	20
Net interest expense (income)		77	77
Benefits paid		(101)	(94)
Past service cost		(1)	(2)
Business acquisition			(1)
Foreign exchange		(21)	33
Actuarial (loss) gain on benefit obligation		59	(42)
End of year		1,147	1,114
Other benefit plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year		113	116
Net interest expense (income)		9	12
Actual return on assets (net of administrative expenses)		8	2
Employer contributions		62	64
Benefits paid		(101)	(94)
Foreign exchange		(7)	13
End of year		84	113
Other benefit plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year		(1,001)
Excess (deficit) of fair value of assets over benefit obligation at end of year		(1,063)	(1,001)
End of year		(1,063)	(1,001)
Other benefit plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Beginning of year		2
End of year		1	2
Other benefit plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year		(1,003)
End of year		(1,064)	(1,003)
Other benefit plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost		20	20
Net interest expense (income)		68	65
Past service cost		(1)	(2)
Remeasurement of other long-term benefits		6	(2)
Benefit expense (income) recorded in the Consolidated Statement of Income (A)		93	81
Defined contribution benefit expense (B)		1	1
Other benefit plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits		(45)	42
(Return) on plan assets in excess of interest income on fair value of assets		8	2
Actuarial (loss) gain on benefit obligation		(53)	40
Total benefit cost (A + B - C)		139	40
Other benefit plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)		(19)	(14)
Actuarial gains and (losses) from changes in demographic assumptions			7
Actuarial gains and (losses) from changes in financial assumptions		(53)	28
Actuarial gains and (losses) from changes in experience		$ (6)	$ 7

[1]	The recognized asset is limited by the present value of economic benefits available from a reduction in future contributions to a plan and from the ability to pay plan expenses from the fund.